Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Other Current Liabilities
Other current liabilities consisted of the following (in millions):

	As of December 31,
	2021	2020
Other current liabilities:
License and service agreements	$133.9	$147.1
Salaries, wages and benefits	317.6	282.4
Litigation and product liability	199.9	150.3
Deferred business combination payments	—	145.0
Accrued liabilities	665.7	787.0

Total other current liabilities	$1,317.1	$1,511.8